Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 91,218	$ 197,840
Other income	153,370	58,237
Operating expenses:
Research and development	(31,819,649)	(13,778,940)
Administrative expenses	(5,189,807)	(3,838,723)
Share-based payment expense	(2,443,221)	(1,595,244)
Patent and intellectual property expenses	(36,847)	(73,164)
Occupancy expenses	(9,281)	(8,857)
Net foreign exchange (loss)/gain	(1,375,143)	(9,238,403)
Loss before income tax	(40,629,360)	(28,277,254)
Income tax benefit	2,916,601	2,546,983
Loss for the period	(37,712,759)	(25,730,271)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on investments in financial assets	0	469,767
Other comprehensive income for the period, net of tax	0	469,767
Total comprehensive loss for the period	$ (37,712,759)	$ (25,260,504)
Earnings per share for loss attributable for the ordinary equity holders
Basic and diluted loss per share (cents)	$ (10.74)	$ (9.08)